GENERAL (Schedule of Pro Forma Financial Information) (Details) - inContact [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Revenue	$ 1,237,329
Net income	$ 31,195